INCOME TAXES (Details) (USD $)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
Income Tax Disclosure [Line Items]
Tax computed at statutory rate	$ 100,692	$ 274,792
Other nondeductible items	18,303	40,091
Total provision for income taxes	$ 118,995	$ 314,883